Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2023
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible Assets and Goodwill
19)
INTANGIBLE ASSETS AND GOODWILL

			Other intangible assets
Particulars	Goodwill	Technology Related Development Cost	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2021	907,252	68,889	10,871	916	136,276	5,196	—	4,104	1,133,504
Additions/adjustments*	—	8,744	—	—	—	22	671	375	9,812
Disposals	—	(5,392)	—	—	—	—	—	—	(5,392)
Effect of movements in foreign exchange rates	(26,929)	(1,882)	(290)	(15)	(3,803)	(149)	(10)	(107)	(33,185)
Balance as at March 31, 2022	880,323	70,359	10,581	901	132,473	5,069	661	4,372	1,104,739
Balance as at April 1, 2022	880,323	70,359	10,581	901	132,473	5,069	661	4,372	1,104,739
Acquisitions through business combination (refer note 7 (b) and 7 (c))	8,558	1,052	—	—	304	6	—	—	9,920
Additions/adjustments*	—	7,654	—	—	—	274	1,183	301	9,412
Disposals	—	(1,868)	—	—	—	(669)	—	—	(2,537)
Effect of movements in foreign exchange rates	(55,218)	(5,170)	(738)	(32)	(9,747)	(344)	(45)	(423)	(71,717)
Balance as at March 31, 2023	833,663	72,027	9,843	869	123,030	4,336	1,799	4,250	1,049,817
Accumulated amortization and impairment losses
Balance as at April 1, 2021	287,378	49,799	5,046	606	62,974	4,386	—	2,408	412,597
Amortization for the year	—	9,091	1,347	64	12,420	390	23	—	23,335
Impairment for the year	—	—	—	—	—	—	—	138	138
Disposals	—	(5,375)	—	—	—	—	—	—	(5,375)
Effect of movements in foreign exchange rates	(8,206)	(1,319)	(133)	(6)	(1,768)	(129)	—	(53)	(11,614)
Balance as at March 31, 2022	279,172	52,196	6,260	664	73,626	4,647	23	2,493	419,081
Balance as at April 1, 2022	279,172	52,196	6,260	664	73,626	4,647	23	2,493	419,081
Amortization for the year	—	6,864	1,202	60	11,559	179	1,286	—	21,150
Impairment for the year	—	—	—	—	—	—	—	150	150
Disposals	—	(1,868)	—	—	—	(665)	—	—	(2,533)
Effect of movements in foreign exchange rates	(7,012)	(3,645)	(420)	(14)	(5,292)	(318)	(31)	(273)	(17,005)
Balance as at March 31, 2023	272,160	53,547	7,042	710	79,893	3,843	1,278	2,370	420,843
Carrying amounts
As at April 1, 2021	619,874	19,090	5,825	310	73,302	810	—	1,696	720,907
As at March 31, 2022	601,151	18,163	4,321	237	58,847	422	638	1,879	685,658
As at April 1, 2022	601,151	18,163	4,321	237	58,847	422	638	1,879	685,658
As at March 31, 2023	561,503	18,480	2,801	159	43,137	493	521	1,880	628,974

* Represents addition of USD 8,882 (March 31, 2022: USD 8,887) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 8,581 (March 31, 2022: USD 8,512).

Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Group’s operating segment.

The allocation of goodwill to the CGUs is as follows:

	As at March 31,
Particulars	2022	2023
Air ticketing	241,127	223,552
Hotels and packages	218,209	206,946
ibibo Group – redBus	132,641	127,292
Other units without significant goodwill	9,174	3,713
Total	601,151	561,503

(a) Air ticketing and Hotels and packages

The recoverable amount of these CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGUs. These calculations use cash flow projections over a period of five years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in the estimation of value in use were as follows:

	Air ticketing		Hotels and packages
	As at March 31		As at March 31
Particulars	2022	2023	2022	2023
Discount rate (pre-tax)	18.6%	19.5%	18.3%	19.8%
Discount rate (post-tax)	16.4%	17.2%	16.4%	17.2%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%
Adjusted margin growth rate	13.2% - 54.7%	12.0% - 23.1%	5.9% - 61.2%	8.1% - 25.4%
EBITDA margin* (5 years)	4.6% - 13.8%	4.7% - 11.3%	14.6% - 15.7%	14.1% - 20.4%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, Adjusted margin growth rate and EBITDA margins were determined based on management's estimate. Budgeted EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated Adjusted margin growth. Adjusted margin growth was projected taking into account the average growth levels experienced in past and the estimated adjusted margin growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as at March 31, 2022 and March 31, 2023 as the recoverable value of the CGUs exceeded the carrying value. No reasonably possible change in any of the above key assumptions would cause the carrying amount of these CGUs to exceed their recoverable amount.

b) ibibo Group – redBus

The recoverable amount of this CGU was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year financial budget approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below:

The key assumptions used in the estimation of value in use were as follows:

	As at March 31
Particulars	2022	2023
Discount rate (pre-tax)	18.6%	19.7%
Discount rate (post-tax)	16.4%	17.2%
Terminal value growth rate	4.0%	4.0%
Adjusted margin growth rate	15.0% - 79.0%	12.0% - 22.8%
EBITDA margin* (5 years)	5.2% - 24.3%	14.5% - 18.9%

* EBITDA margin is defined as EBITDA as a percentage of adjusted margin.

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, adjusted margin growth rate and EBITDA margin were determined based on management's estimate. Budgeted EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past and the estimated adjusted margin growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as of March 31, 2022 and March 31, 2023 as the recoverable value of the CGU exceeded the carrying value. The recoverable amount of the CGU exceeds the carrying amount by approximately 52.2% as at March 31, 2023 (March 31, 2022: 53.8%). A decrease of EBITDA margin by 8.8% (March 31, 2022: 8.5%) shall equate the recoverable amount with the carrying amount of the CGU.

c) Other units without significant goodwill

In the year ended March 31, 2019 the Company acquired Bitla Software Private Limited ("Bitla"), a technology service provider to bus operators as wholly owned subsidiary through Redbus India Private Limited (formerly ibibo Group Private Limited). The Company had recognised goodwill on the date of acquisition of USD 6,304.

With effect from February 1, 2023, pursuant to the Scheme of Arrangement ("Scheme") between Redbus India Private Limited (formerly ibibo Group Private Limited) (“Ibibo India”) and MakeMyTrip (India) Private Limited (“MMT India”) approved by The National Company Law Tribunal, India, air ticketing and hotel business of Ibibo India has been transferred to MMT India and Ibibo India continues to run the remaining bus ticketing business, i.e. RedBus business in India.

After such transfer, the management now monitors operations and makes decisions for the combined Bus business of the Group and therefore has reorganized its reporting structure as well to align with the same. Consequently, the goodwill of Bitla having carrying value of USD 5,298 (as at February 1, 2023) was re-allocated to the ibibo Group – redBus CGU and reassessed for impairment at the level of the ibibo Group – redBus CGU. The Group tested goodwill for impairment immediately before and after the reorganisation and concluded that the recoverable amounts of CGUs exceeded their corresponding carrying amounts and therefore there was no impairment recognized.